SUBSEQUENT EVENTS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOING CONCERN UNCERTAINTIES
Subsequent event, description	The Company determined that there are no further events to be disclosed.	The Company determined that there are no further events to disclose.